Shareholder Fees - FidelityOTCK6Portfolio-PRO	Sep. 28, 2024 USD ($)
FidelityOTCK6Portfolio-PRO | Fidelity OTC K6 Portfolio
Shareholder Fees:
(fees paid directly from your investment)	none